Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE REAL ASSETS FUND, INC.
Entity Central Index Key	0001486048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000090373
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Investor Class
Trading Symbol	PRAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (Investor Class)	0.33%	5.24%	4.54%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	9.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,921,448,000	$ 9,921,448,000	$ 9,921,448,000
Holdings Count | Holding	312	312	312
Advisory Fees Paid, Amount	$ 7,361,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,921,448 Number of Portfolio Holdings312
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159678
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	I Class
Trading Symbol	PRIKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Real Assets Fund (I Class)	0.60%	5.47%	6.47%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,921,448,000	$ 9,921,448,000	$ 9,921,448,000
Holdings Count | Holding	312	312	312
Advisory Fees Paid, Amount	$ 7,361,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,921,448 Number of Portfolio Holdings312
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219347
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Z Class
Trading Symbol	TRZRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Real Assets Fund (Z Class)	1.28%	15.09%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	18.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,921,448,000	$ 9,921,448,000	$ 9,921,448,000
Holdings Count | Holding	312	312	312
Advisory Fees Paid, Amount	$ 7,361,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,921,448 Number of Portfolio Holdings312
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless